Disclosure of detailed information about financial contract liability (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Statements Line Items
Gain on settlement of financial contract liability	$ (6,857)
Dejour USA [Member]
Statements Line Items
Financial contract liability, beginning of period	6,752	$ 5,382	$ 7,226	$ 5,382
Non-cash consideration for settlement of the liability	(486)	(356)
Gain on settlement of financial contract liability	(6,857)	$ (5,026)
Foreign exchange gain (loss)	591		(474)
Financial contract liability, end of period	$ 0		$ 6,752	$ 5,382